Net Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
Revenue disaggregated by type of revenue and property	Revenue disaggregated by type of revenue and property is as follows:

	Casino	Rooms	Mall(ii)	Food and beverage	Convention, ferry, retail and other	Net revenues
	(US$ in millions)
Year ended December 31, 2017
The Venetian Macao	$2,362	$179	$220	$74	$89	$2,924
Sands Cotai Central	1,433	291	63	102	27	1,916
The Parisian Macao	1,120	128	66	61	20	1,395
The Plaza Macao	391	34	131	28	3	587
Sands Macao	574	19	—	27	6	626
Ferry and other operations	—	—	—	—	153	153
Inter-segment revenues(i)	—	—	(1)	—	(14)	(15)
	$5,880	$651	$479	$292	$284	$7,586
Year ended December 31, 2018
The Venetian Macao	$2,829	$223	$234	$81	$107	$3,474
Sands Cotai Central	1,622	331	69	102	29	2,153
The Parisian Macao	1,265	124	57	65	22	1,533
The Plaza Macao	502	39	145	29	4	719
Sands Macao	598	17	3	27	5	650
Ferry and other operations	—	—	—	—	151	151
Inter-segment revenues(i)	—	—	(1)	—	(14)	(15)
	$6,816	$734	$507	$304	$304	$8,665
Year ended December 31, 2019
The Venetian Macao	$2,875	$222	$254	$73	$86	$3,510
Sands Cotai Central	1,541	320	71	97	23	2,052
The Parisian Macao	1,376	130	53	70	21	1,650
The Plaza Macao	650	41	151	31	4	877
Sands Macao	576	18	3	27	4	628
Ferry and other operations	—	—	—	—	106	106
Inter-segment revenues(i)	—	—	(1)	—	(14)	(15)
	$7,018	$731	$531	$298	$230	$8,808

Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.

(i)Inter-segment revenues are charged at prevailing market rates.
(ii)Of this amount, US$406 million and US$73 million for the year ended December 31, 2017, US$436 million and US$71 million for the year ended December 31, 2018, and US$456 million and US$75 million for the year ended December 31, 2019 are related to income from right-of-use and management fee and other, respectively. Income from right-of-use is recognized in accordance with IAS 17 Leases for the years ended December 31, 2017 and 2018 and IFRS 16 Leases for the year ended December 31, 2019. All other revenue are recognized in accordance with IFRS 15 Revenue from contracts with customers.

Contract and contract related liabilities
The following table summarizes the liability activity related to contracts with customers:

	Outstanding Chips Liability		Loyalty Program Liability		Customer Deposits and Other Deferred Revenue(i)
	2018	2019	2018	2019	2018	2019
	(US$ in millions)
Balance at January 1	$418	$514	$30	$33	$424	$497
Balance at December 31	514	485	33	31	497	395
Increase (decrease)	$96	$(29)	$3	$(2)	$73	$(102)

(i)    Of this amount, US$121 million, US$127 million and US$129 million as of January 1, 2018, December 31, 2018, and December 31, 2019, respectively, relates to mall deposits that are accounted for based on lease terms usually greater than one year.